Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill Disclosure [Abstract]
Goodwill Disclosure [Text Block]

13. Goodwill

The following tables outline the change in goodwill by segment for the years ended December 31, 2015 and 2014.

			December 31, 2015
	North	West	East	Total

Goodwill, stated at cost(1)	$362,599	$341,123	$594,129	$1,297,851
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, beginning of year	362,599	341,123	233,572	937,294
Goodwill recognized on acquisitions, during the year	-	1,438	24,514	25,952
Goodwill adjustments in respect of prior year acquisitions, during the year(1)	-	(8,686)	(8,967)	(17,653)
Foreign currency exchange adjustment, for the year	(58,682)	-	-	(58,682)

Goodwill, stated at cost	303,917	333,875	609,676	1,247,468
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, end of year	$303,917	$333,875	$249,119	$886,911

			December 31, 2014
	North	West	East	Total

Goodwill, stated at cost(1)	$383,473	$309,770	$572,661	$1,265,904
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, beginning of year	383,473	309,770	212,104	905,347
Goodwill recognized on acquisitions, during the year(1)	11,594	31,040	37,204	79,838
Goodwill adjustments in respect of prior year acquisitions, during the year(1)	-	313	213	526
Goodwill transferred to net assets held for sale, during the year	-	-	(15,949)	(15,949)
Foreign currency exchange adjustment, for the year	(32,468)	-	-	(32,468)

Goodwill, stated at cost	362,599	341,123	594,129	1,297,851
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, end of year	$362,599	$341,123	$233,572	$937,294

Note:

(1) Goodwill amounts have been reassigned between the East and West segments on a relative fair value basis reflecting changes to the Company’s segments as a result of its regional management reorganization announced April 30, 2015.

For the year ended December 31, 2015, goodwill arising from accrued contingent consideration payable to sellers for acquisitions consummated prior to January 1, 2009 amounted to $3,500 (2014 - $nil). In 2015, adjustments to preliminary purchase price allocations resulted in a $21,660 (2014 - $nil) decrease to goodwill.

The Company has not disposed of any goodwill in the years ended December 31, 2015 and 2014, with the exception of goodwill attributable to its Long Island, New York operations (Note 8).

The Company did not recognize a goodwill impairment charge for the years ended December 31, 2015 and 2014.

In October 2014, certain developments, including current local support for the development of the operating location necessary to execute the New York City long-term contract, made the likelihood of being awarded the contract indeterminate at that time. In light of those developments, the Company was required to re-perform step one of the goodwill impairment test to determine if the carrying amount of the previously reported U.S. northeast reporting unit was in excess of its fair value. The results of the step one test for impairment indicated that this reporting unit may be impaired. Accordingly, the Company performed step two of the goodwill impairment test with the assistance of an independent valuation firm.

Step two of the impairment test compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. The fair value of goodwill for the previously reported U.S. northeast reporting unit was determined in the same manner as the value of goodwill determined in a business combination, whereby the excess of the fair value of the reporting unit over the amounts assigned to its assets and liabilities is the fair value of goodwill. Fair value is the amount at which an item can be bought or sold in a current transaction between willing parties, other than in a forced sale or liquidation.

The Company applied certain valuation and appraisal techniques appropriate for the asset or liability being fair valued. For example, the Company’s vehicles and other equipment were valued applying both the indirect and direct valuation approaches. Fair values attributable to customer list intangibles, landfill assets and trade names were determined applying a discounted cash flow approach and the cost method was applied to determine the fair value of the Company’s transfer station permits.

The results of the step two test of impairment supported the carrying amount of goodwill.